Label	Element	Value
SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	DYNAMIC ASSET ALLOCATION FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Long-term total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	8.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund employs a dynamic investment strategy seeking to achieve, over time, a total return in excess of the broad U.S. equity market by selecting investments from among a broad range of asset classes or market exposures based upon SEI Investments Management Corporation's (SIMC or the Adviser) expectations of risk and return. Asset classes or market exposures in which the Fund may invest include U.S. and foreign equities and bonds, currencies, and investment exposures to various market characteristics such as interest rates or volatility. SIMC directly manages a portion of the Fund's assets. With the remaining assets, the Fund uses a multi-manager approach, relying on one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage Fund assets under the general supervision of SIMC, as discussed below.

The asset classes and market exposures used, and the Fund's allocations among them, are determined based on SIMC's views of fundamental, technical or valuation measures and may be dynamically adjusted (i.e. actively adjusted over long or short periods of time). The Fund may at any particular point in time be diversified across many exposures or concentrated in a limited number of exposures, including, possibly, a single asset class or market exposure.

Although the Fund will seek to achieve excess total return through its dynamic investment selection, it will also normally maintain, as a primary component of its strategy, passive exposure to the large capitalization U.S. equity market. To the extent that the Fund is not dynamically invested in other asset classes or market exposures, the Fund's assets will generally be passively invested in a portfolio of securities designed to track, before fees and expenses, the performance of the large capitalization U.S. equity market. This passive exposure to the large capitalization U.S. equity market is implemented by the Sub-Adviser.

The Fund may obtain asset class or market exposures by investing directly (e.g., in equity and fixed income securities and other instruments) or indirectly (e.g., through the use of other pooled investment vehicles, a wholly-owned subsidiary or derivative instruments, principally futures contracts, forward contracts, options and swaps). The particular types of securities and other instruments in which the Fund may invest are further described below.

Equity Securities. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants (including equity-linked warrants) and depositary receipts of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries.

Fixed Income Securities. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as "junk bonds"), U.S.- or foreign-issued (including emerging markets), and corporate- or government-issued. The Fund's fixed income investments may include mortgage-backed securities, corporate bonds and debentures, commercial paper, money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, zero coupon bonds, structured notes, obligations of foreign governments, and obligations of either supranational entities issued or guaranteed by certain banks and entities organized to restructure the outstanding debt of such issuers.

The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government and Treasury Inflation Protected Securities (TIPS) and other inflation-linked debt securities of both U.S. and non-U.S. governments and corporations.

The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions.

Other Instruments. The Fund may also invest in real estate investment trusts (REITs) and securities issued by U.S. and non-U.S. real estate companies.

Pooled Investment Vehicles. In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and exchange-traded funds (ETFs), to obtain the Fund's desired exposure to a particular asset class.

Derivative and Commodity Instruments. The Fund may also purchase or sell futures contracts, forward contracts, options and swaps (including swaptions, caps, floors or collars) for return enhancement or hedging purposes or to obtain the Fund's desired exposure to a particular asset class or market exposure. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's exposure to the risk of particular types of securities or market segments. The Fund may purchase or sell futures contracts (and options on futures contracts) on U.S. Government securities for return enhancement and hedging purposes. The Fund may purchase and sell forward contracts on currencies or securities for return enhancement and hedging purposes. Interest rate swaps are further used to manage the Fund's yield spread sensitivity.

Swaps may be used for return enhancement or hedging purposes. Securities index and single security swaps may be used to manage the inflation-adjusted return of the Fund or to more efficiently gain exposure to a particular security or basket of securities. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. The Fund may also, to a lesser extent, purchase or sell put or call options on securities, indexes or currencies for return enhancement or hedging purposes or to obtain the Fund's desired exposure to a particular asset class or market exposure.

The Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and commodity-linked derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

Currency Exposure. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Fund may also seek to enhance its return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Fund may buy and sell currencies (i.e., take long or short positions) using futures, options and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing its currency exposure from foreign securities, the Fund may buy and sell currencies for hedging or for speculative purposes.

Short Sales. The Fund may engage in short sales on equity securities that are expected to underperform the market or their peers. When the Sub-Adviser sells securities short, it may invest the proceeds from the short sales in an attempt to enhance returns. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best Quarter: 20.97% (06/30/2020) Worst Quarter: -19.16% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	20.97%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(19.16%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments.
SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Equity Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Equity market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Fixed Income Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Duration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk — The Fund's use of futures contracts, options, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk is described above and liquidity risk is described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Risk — Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Inflation Protected Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Commodity-Linked Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Corporate Fixed Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Below Investment Grade Securities Risk (Junk Bonds) [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Below Investment Grade Securities Risk (Junk Bonds) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. These risks may be increased in foreign and emerging markets.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Commercial Paper Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Foreign Sovereign Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Repurchase Agreement Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Opportunity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.
SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Short Sales Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as

"covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund's share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Real Estate Industry Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real Estate Investment Trusts Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs are subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter. OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Large Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Tax Risk — To the extent the Fund invests in commodities and certain commodity-linked derivative instruments directly, it will seek to restrict its income (when combined with its other investments that produce non-qualifying income) from such investments that do not generate qualifying income, to a maximum of 10% of its gross income to permit the Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Failure to comply with the qualifying income test could have significant negative consequences to Fund shareholders.

The Fund will gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of the Code for qualification as a RIC. The Fund expects its income attributable to its investment in the Subsidiary to be treated as "qualifying income" for tax purposes. The Adviser will ensure that no more than 25% of the Fund's assets are invested in the Subsidiary.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Investment Company and Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investment Company and Exchange-Traded Funds Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Investment in the Subsidiary Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Convertible and Preferred Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Mortgage Dollar Rolls Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

SIMT Dynamic Asset Allocation Fund | DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Class F
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses of the Fund	oef_Component1OtherExpensesOverAssets	0.58%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,432
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.93%
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Class F
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	11.56%
Annual Return [Percent]	oef_AnnlRtrPct	19.03%
Annual Return [Percent]	oef_AnnlRtrPct	(8.37%)
Annual Return [Percent]	oef_AnnlRtrPct	26.83%
Annual Return [Percent]	oef_AnnlRtrPct	19.94%
Annual Return [Percent]	oef_AnnlRtrPct	30.59%
Annual Return [Percent]	oef_AnnlRtrPct	(16.48%)
Annual Return [Percent]	oef_AnnlRtrPct	21.12%
Annual Return [Percent]	oef_AnnlRtrPct	24.46%
Annual Return [Percent]	oef_AnnlRtrPct	18.81%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.71%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.79%
Performance Inception Date	oef_PerfInceptionDate	Jul. 30, 2015
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.68%
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.07%